Financial assets at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Brazilian government securities	R$ 259,024,432	R$ 215,945,004
Bank debt securities	20,621,803	10,668,517
Corporate debt and marketable equity securities	23,766,666	16,689,704
Mutual funds	9,966,594	6,516,477
Brazilian sovereign bonds	307,452	725,515
Foreign governments securities	689,293	626,079
Derivative financial instruments	22,184,725	24,815,393
Total	R$ 336,560,965	R$ 275,986,689